Cover	12 Months Ended
Dec. 31, 2019
Cover page.
Document Type	S-4/A
Entity Registrant Name	A. M. CASTLE & CO.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	36-0879160
Entity Address, Postal Zip Code	60523
City Area Code	847
Local Phone Number	455-7111
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000018172
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Address, Address Line One	1420 Kensington Road, Suite 220,
Entity Address, City or Town	Oak Brook,
Entity Address, State or Province	IL
Entity Filer Category	Non-accelerated Filer